Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net loss	$ 3,734	$ 8,396	$ 9,877	$ 17,301
Other comprehensive loss:
Net unrealized loss on available for sale securities	366	34	811	164
Comprehensive loss	$ 4,100	$ 8,430	$ 10,688	$ 17,465